UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08846
First Focus Funds. Inc.
(Exact name of registrant as specified in charter)

First National Bank 1620 Dodge Street Omaha, NE	68197

(Address of principal executive offices)	(Zip code)
BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

FIRST FOCUS
FUNDS

Short-Intermediate Bond Fund
Income Fund
Nebraska Tax-Free Fund
Balanced Fund
Core Equity Fund
Growth Opportunities Fund
Small Company Fund
International Equity Fund

First Focus Funds

Semi-Annual Report
September 30, 2006

Value. Stability. Service.

Notice to Investors
Shares of First Focus Funds are:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

Short-Intermediate Bond Fund Income Fund Nebraska Tax-Free FundFirst Focus Funds Balanced FundSemi-Annual Report Core Equity Fund September 30, 2006 Growth Opportunities Fund Small Company fund International Equity Fund Value. Stability. Service. Notice to Investors Shares of First Focus Funds are: • AR E NO T FDIC IN S U R E D • MAY LO S E VA L U E • HAV E NO BA N K GU A R A N T E E First Focus Funds are distributed by BISYS Funds Services Limited Partnership, which is not affiliated with First National Bank or any of its affiliates.

September 30, 2006
Dear Shareholder,
As 2006 draws to a close, we see many reasons for optimism. Despite a lot of “noise” disseminated by the press this year, we believe many of the major stock and bond markets may deliver positive returns including value stock and international stocks, barring any significant issues in December.
Looking forward to 2007, the investment environment continues to hold promise. Although not especially cheap, U.S. equities trading at 15-16 times next year earnings certainly do not look expensive, particularly if the Federal Reserve Board (the “Fed”) is close to the end of its prolonged interest rate tightening cycle. As for international stocks, as of this writing your First Focus International Fund is trading at 12.3 times next years expected earnings, and does look somewhat inexpensive, given the strong growth rates we are seeing from companies outside the U.S. The U.S. bond markets appear to be stuck in a trading range that should allow an investor to earn positive returns next year; perhaps slightly more or less than the underlying coupon for the bond.
As always, investors must consider the risks to any scenario, positive or negative. With the shift in power in the U.S. congress, any talk of increased protectionism may hurt U.S. investors investing overseas. Inflation has been mentioned as a concern several times by the new Fed; inflation is never good for financial assets. After a multi-year run in housing prices in some of the major metropolitan areas around the U.S., the housing sector is certainly going through a rough patch, and could cause the U.S. consumer to become more cautious. With approximately 70% of the U.S. GDP1 driven by the consumer, this is always an area to watch. And finally, we will always be reminded that after 9/11 terrorism is a new dynamic that needs to be factored in to any investment outlook, whether here in the U.S. or anywhere else around the world.
At First Focus Funds, we continue to look opportunistically to add additional asset classes to our platform. We are currently comprised of 2 advisors and 1 sub-advisor, whose expertise and geography are well diversified. Our Growth and Balanced fund are managed by Tributary Capital in Fort Collins, Colorado. Tributary brings many decades of mid-cap growth investment management experience to our team, and has done an outstanding job. Our International Fund is sub-advised by KBC Asset Management in Dublin, Ireland. KBC is one of the largest money managers in Europe, and has done an outstanding job managing this fund. Finally, our Core Equity Fund and Small Companies Fund, as well as all of our Fixed Income Funds, are managed in Omaha, Nebraska. Your Omaha team brings over 150 years of experience, and great expertise in the Value, Equity and Fixed Income arenas.
We look forward to working with you for many years. We realize you have put your trust in us, and we will do everything in our power to continue to earn that trust, year in and year out.
Stephen Frantz
Chief Investment Officer
sfrantz@fnni.com
Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.
1 Disclosures

The Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

Portfolio Composition
September 30, 2006 (unaudited)
Short-Intermediate Bond Fund

Security Allocation	Percentage of Market Value

Corporate Bonds	41.2
Mortgage-Backed	27.9
U.S. Treasuries	16.2
Agencies	11.1
Cash Equivalents	3.6

Total	100.0%

Income Fund

Security Allocation	Percentage of Market Value

Mortgage-Backed	47.3
Corporate Bonds	28.5
U.S. Treasuries	20.9
Foreign Bonds	1
Cash Equivalents	2.3

Total	100.0%

Nebraska Tax-Free Fund

Security Allocation	Percentage of Market Value

Municipal Bonds	94.7
Variable Rate Demand Notes	4.5
Cash Equivalents	0.8

Total	100.0%

Balanced Fund

Security Allocation	Percentage of Market Value

U.S. Treasury Notes	20.7
Information Technology	15.8
Consumer Discretionary	14.2
Industrial	13.3
Financials	10.7
Health Care	6.3
Materials	5.6
Federal Agency Notes	5.4
Energy	4.0
Consumer Staples	3.1
Telecommunication	0.9

Total	100.0%

Core Equity Fund

Security Allocation	Percentage of Market Value

Information Technology	15.4
Financials	15.2
Industrial	12.4
Consumer Discretionary	11.9
Health Care	10.5
Consumer Staples	9.8
Energy	9.0
Cash Equivalents	5.1
Materials	4.0
Telecommunication	3.5
Utilities	3.2

Total	100.0%

Portfolio Composition
September 30, 2006 (unaudited)
Growth Opportunities Fund

Security Allocation	Percentage of Market Value

Information Technology	23.5
Industrial	20.5
Consumer Discretionary	18.8
Financials	12.9
Materials	7.5
Health Care	7.0
Energy	4.5
Consumer Staples	4.1
Telecommunication	1.2

Total	100.0%

Small Company Fund

Security Allocation	Percentage of Market Value

Financials	19.4
Industrial	15.4
Information Technology	12.1
Consumer Discretionary	11.6
Health Care	11.3
Utilities	8.2
Materials	7.2
Consumer Staples	6.4
Energy	6.2
Transportation	2.2

Total	100.0%

International Equity Fund

Security Allocation	Percentage of Market Value

United Kingdom	26.9
Japan	17.1
Switzerland	8.4
France	7.9
Germany	6.0
Singapore	3.7
South Korea	3.7
Australia	3.6
Netherlands	3.1
Spain	2.9
Other	2.9
Taiwan	2.7
Sweden	2.3
Italy	2.0
Hong Kong	1.5
Ireland	1.3
Thailand	1.1
Greece	1.1
Malaysia	1.1
Finland	0.7

Total	100.0%

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Short-Intermediate Bond Fund

Principal	Security
Amount	Description	Value
Corporate Bonds (39.9%):
	Banks (3.9%):
940,000	Bank of New York Co., Inc., 6.375%, 4/1/12	$989,652
960,000	Bank One Corp., 10.00%, 8/15/10	1,107,068

		2,096,720

	Computer Services (7.8%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,004,209
824,000	Dell Computer, Inc., 6.55%, 4/15/08	838,413
1,175,000	Hewlett-Packard Co., 5.50%, 7/1/07	1,176,079
1,135,000	Oracle Corp., 6.91%, 2/15/07	1,140,377

		4,159,078

	Financial Services (12.7%):
810,000	AMBAC Financial Group, Inc., 9.375%, 8/1/11	946,100
820,000	Block Financial Corp., 8.50%, 4/15/07	831,827
900,000	Canal Pointe I LLC, 7.25%, 1/25/14	900,000
1,000,000	Countrywide Home Loan, 5.625%, 7/15/09	1,009,427
1,150,000	General Electric Capital Corp., 3.50%, 8/15/07	1,133,689
850,000	Goldman Sachs Group, Inc., 6.875%, 1/15/11	900,891
1,045,000	Household Finance Corp., 4.75%, 7/15/13	1,009,315

		6,731,249

	Industrial (3.9%):
875,000	Praxair, Inc., 6.50%, 3/1/08	889,639
1,160,000	Rockwell International Corp., 6.15%, 1/15/08	1,169,724

		2,059,363

	Oil & Gas Exploration Services (5.6%):
945,000	Consolidated Natural Gas, 5.375%, 11/1/06	944,845
815,000	Marathon Oil Corp., 9.375%, 2/15/12	958,548
1,075,000	Phillips Petroleum Co., 6.375%, 3/30/09	1,105,134

		3,008,527

	Telecom Services (2.0%):
1,050,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07	1,059,437

	Transportation Services (1.9%):
1,020,000	Burlington North Santa FE, 9.25%, 10/1/06	1,020,000

	Utilities (2.1%):
1,140,000	Wisconsin Electric Power, 6.625%, 11/15/06	1,141,245

Total Corporate Bonds (Cost $21,336,481)		21,275,619

Mortgage-Backed Securities (14.7%):
	Commercial Mortgage Backed Securities (1.7%):
890,000	Bear Stearns Commercial Mortgage, 5.53%, 9/11/41	900,546

	Fannie Mae (4.3%):
2,345,000	4.00%, 3/25/15	2,277,607

	Freddie Mac (8.7%):
2,399,587	4.50%, 1/15/17	2,309,792
2,420,000	4.50%, 12/15/17	2,357,634

		4,667,426

Total Mortgage-Backed Securities (Cost $7,731,937)		7,845,579

U.S. Government Agency Obligations (26.3%):
	Fannie Mae (8.1%):
2,200,000	4.30%, 5/5/08 (L)	2,176,759
2,150,000	4.50%, 8/4/08 (L)	2,131,723

		4,308,482

	Federal Home Loan Bank (7.9%):
1,950,000	4.25%, 3/24/08	1,927,862
2,375,000	4.00%, 3/24/11	2,278,943

		4,206,805

	Freddie Mac (10.3%):
1,700,000	6.94%, 3/21/07	1,712,653
1,690,000	6.625%, 9/15/09(L)	1,766,826
1,925,000	6.875%, 9/15/10 (L)	2,059,896

		5,539,375

Total U.S. Government Agency Obligations (Cost $14,169,460)		14,054,662

U.S. Treasury Obligations (16.3%):
	U.S. Treasury Notes (16.3%):
2,500,000	4.375%, 11/15/08 (L)	2,484,473
1,050,000	4.00%, 4/15/10 (L)	1,029,779
4,450,000	4.50%, 11/15/10 (L)	4,434,701
800,000	4.00%, 11/15/12 (L)	774,875

Total U.S. Treasury Obligations (Cost $8,730,667)		8,723,828

Investment Companies (3.6%):
1,902,363	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,902,363

Total Investment Companies (Cost $1,902,363)		1,902,363

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Short-Intermediate Bond Fund (concluded)

	Security
Shares	Description	Value
Pool of Investments Held as Collateral for Loaned Securities (27.2%):
14,549,225	Securities Lending Quality Trust	14,549,225

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $14,549,225)		14,549,225

Total Investments (Cost $68,420,133)		68,351,276
Liabilities in excess of other assets		(14,957,148)

Net Assets		$53,394,128

Percentages indicated are based on net assets.

(L) All or a portion of security is on loan as of September 30, 2006.
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Income Fund

Principal	Security
Amount	Description	Value
Corporate Bonds (23.2%):
	Banks (3.0%):
595,000	Citigroup, Inc., 3.50%, 2/1/08	$582,282
600,000	J.P. Morgan Chase & Co., 5.15%, 10/1/15	585,254
580,000	Southtrust Bank, 6.125%, 1/9/28	619,980

		1,787,516

	Brewery (0.9%):
535,000	Anheuser-Busch Cos., Inc., 7.125%, 7/1/17	557,179

	Computer Services (2.9%):
565,000	Cisco Systems, Inc., 5.50%, 2/22/16	569,493
640,000	Dell Computer, Inc., 6.55%, 4/15/08	651,195
500,000	Hewlett-Packard Co., 6.50%, 7/1/12	529,700

		1,750,388

	Finance — Consumer Loans (0.9%):
515,000	HSBC Finance Corp., 6.75%, 5/15/11	545,797

	Financial Services (5.9%):
640,000	Block Financial Corp., 8.50%, 4/15/07	649,230
600,000	Canal Pointe I LLC, 7.25%, 1/25/14	600,000
575,000	CIT Group, Inc., 4.00%, 5/8/08	564,157
560,000	Countrywide Financial, 4.25%, 12/19/07	553,170
585,000	General Electric Capital Corp., 4.875%, 3/4/15	569,767
560,000	Goldman Sachs Group, Inc., 6.125%, 2/15/33	557,857

		3,494,181

	Insurance (1.9%):
550,000	Chubb Corp., 6.80%, 11/15/31	612,819
495,000	General Reinsurance Corp., 9.00%, 9/12/09	545,650

		1,158,469

	Oil & Gas Exploration Services (1.0%):
475,000	Tosco Corp., 8.125%, 2/15/30	614,557

	Pharmaceuticals (1.0%):
560,000	Bristol-Myers Squibb Co., 5.75%, 10/1/11	570,434

	Regional Authorities (0.9%):
585,000	Ontario Province, 3.28%, 3/28/08	568,941

	Retail (1.0%):
580,000	GAP, Inc., 8.80%, 12/15/08	625,485

	Telecom Services (1.9%):
500,000	Motorola, Inc., 7.50%, 5/15/25	578,061
540,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07	544,854

		1,122,915

	Utilities (1.9%):
550,000	Laclede Gas Co., 6.50%, 11/15/10	571,007
565,000	Union Electric, 6.75%, 5/1/08	576,175

		1,147,182

Total Corporate Bonds (Cost $13,823,319)		13,943,044

Mortgage-Backed Securities (44.9%):
	Commercial Mortgage Backed Securities (5.9%):
1,275,000	Banc Of America Commercial Mortgage, Inc., 5.35%, 9/10/47	1,267,229
1,000,000	Bear Stearns Commercial Mortgage, 5.53%, 9/11/41	1,011,849
1,215,000	Morgan Stanely Capital, 5.91%, 8/12/41	1,246,039

		3,525,117

	Fannie Mae (18.5%):
1,359,061	5.50%, 11/1/16	1,358,446
1,264,467	5.00%, 5/1/18	1,246,157
1,477,589	5.00%, 8/1/18	1,455,705
1,602,773	4.50%, 11/1/18	1,546,451
1,315,000	4.00%, 2/25/19	1,188,848
1,815,097	5.00%, 12/1/19	1,783,645
1,060,596	5.00%, 4/1/34	1,021,226
1,588,469	5.00%, 5/1/34	1,529,504

		11,129,982

	Freddie Mac (20.5%):
2,485,000	4.00%, 1/15/17	2,353,808
733,602	4.50%, 1/15/17	706,149
1,660,000	4.25%, 4/15/22	1,635,529
2,040,000	5.00%, 4/15/28	2,008,104
2,025,000	5.00%, 3/15/34	1,931,283
1,857,875	5.50%, 10/15/35	1,842,947
1,786,446	5.50%, 11/15/35	1,781,356

		12,259,176

Total Mortgage-Backed Securities (Cost $26,926,787)		26,914,275

U.S. Government Agency Obligations (7.8%):
	Fannie Mae (4.1%):
1,250,000	4.375%, 9/7/07	1,240,574
1,255,000	4.50%, 8/4/08 (L)	1,244,331

		2,484,905

	Freddie Mac (3.7%):
1,285,000	4.375%, 1/25/10	1,263,088
995,000	4.625%, 5/28/13	962,113

		2,225,201

Total U.S. Government Agency Obligations (Cost $4,768,549)		4,710,106

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Income Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
U.S. Treasury Obligations (20.7%):
	U.S. Treasury Bonds (9.3%):
2,420,000	8.875%, 2/15/19	$3,341,113
2,050,000	5.50%, 8/15/28 (L)	2,233,860

		5,574,973

	U.S. Treasury Notes (11.4%):
3,800,000	3.875%, 9/15/10 (L)	3,702,773
1,485,000	4.625%, 8/31/11 (L)	1,486,625
1,700,000	4.25%, 8/15/13 (L)	1,664,140

		6,853,538

Total U.S. Treasury Obligations (Cost $12,189,267)		12,428,511

Investment Companies (2.3%):
1,380,485	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,380,485

Total Investment Companies (Cost $1,380,485)		1,380,485

Pool of Investments Held as Collateral for Loaned Securities (19.7%):
11,812,719	Securities Lending Quality Trust	11,812,719

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $11,812,719)		11,812,719

Total Investments (Cost $70,901,126)		71,189,140
Liabilities in excess of other assets		(11,147,817)

Net Assets		$60,041,323

Percentages indicated are based on net assets.

(L) All or a portion of security is on loan.
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Nebraska Tax-Free Fund

Principal	Security
Amount	Description	Value
Municipal Bonds (98.3%):
	Nebraska (98.3%):
290,000	Dodge County, School District, 5.75%, 12/15/13	$314,778
880,000	Dodge County, School District, MBIA, 5.60%, 12/15/17	950,083
1,000,000	Douglas County, Henry Doorly Zoo Facility, RB, REF, 5.875%, 9/1/14	1,063,100
1,000,000	Douglas County, Nebraska School District, 3.00%, 11/1/10	964,150
500,000	Douglas County, Nebraska School District, 5.00%, 9/1/15	546,945
250,000	Douglas County, School District No. 1, GO, REF, 5.00%, 6/15/09	258,908
1,600,000	Douglas County, School District No. 1, Series B, GO, 5.00%, 6/15/10	1,676,239
440,000	Douglas County, School District No. 1, Series B, GO, 4.90%, 12/15/17	460,042
575,000	Grand Island Nebraska Sanitation Sewer Revenue, 3.75%, 4/1/11	578,784
1,000,000	Hasting, Electric System, RB, REF, 5.00%, 1/1/19	1,044,380
525,000	Hastings, GO, 3.75%, 4/15/09	523,740
855,000	Lancaster County, Hospital Authority, Bryanlgh Medical Center Project, Series A, RB, AMBAC, 5.00%, 6/1/19	892,073
1,185,000	Lancaster County, School District No. 1, Lincoln Public School District, GO, 5.00%, 1/15/13	1,272,631
1,480,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/17	1,577,206
1,000,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/18	1,065,680
500,000	Lincoln, GO, 2.80%, 6/15/11	475,200
500,000	Lincoln, GO, 3.00%, 6/15/12	477,700
1,250,000	Lincoln, Parking Facility, Series A, RB, REF, 5.375%, 8/15/14	1,311,888
560,000	Lincoln, Tax-Supported Antelope Project, RB, 4.50%, 9/15/14	580,507
855,000	Lincoln, Tax-Supported Antelope Project, RB, 5.00%, 9/15/15	905,471
110,000	Nebraska Elementary & Secondary Schools, 2.45%, 7/15/09	103,780
1,000,000	Nebraska Public Power, 5.00%, 1/1/12	1,064,310
1,000,000	Nebraska Public Power, 4.25%, 1/1/14	1,033,970
2,000,000	Nebraska State, Educational Finance Authority, Creighton University Project, Series A, RB, AMBAC, REF, 5.00%, 9/1/09	2,053,299
1,000,000	Nebraska State, Educational Finance Authority, RB, REF, 5.15%, 4/1/22	1,044,660
500,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.00%, 4/1/14	531,780
1,000,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.25%, 4/1/16	1,079,480
1,000,000	Nebraska State, Netc Facilities, Corp., RB, 4.50%, 4/1/09	1,015,300
1,000,000	Nebraska State, Utility Corp., Lincoln Project, RB, 5.25%, 1/1/23	1,070,230
525,000	Norris Public Power Distribution Nebraska Electric Revenue, 2.45%, 1/1/09	506,977
1,000,000	Omaha Convention Hotel Corp., Convention Center 1st Tier, Series A, RB, AMBAC, 5.50%, 4/1/16	1,092,870
1,500,000	Omaha Nebraska Metro Utilities District Water Revenue, 4.25%, 12/1/21	1,512,254
500,000	Omaha Public Power District, RB, 5.20%, 2/1/22	525,795
1,500,000	Omaha Stadium Facilities Corp., Rosenblatt Stadium Project, RB, 5.25%, 11/1/16	1,632,270
1,500,000	Omaha, Douglass Public Building, GO, 5.10%, 5/1/20	1,583,070
250,000	Omaha, GO, 4.25%, 11/15/14	260,088
1,300,000	Omaha, GO, 4.85%, 12/1/14	1,371,837
235,000	Omaha, GO, 4.25%, 11/15/15	244,729
1,440,000	Omaha, GO, REF, 5.00%, 12/1/11	1,510,257
1,000,000	Omaha, GO, REF, 5.25%, 4/1/20	1,139,450

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Nebraska Tax-Free Fund (concluded)

Principal	Security
Amount	Description	Value
Municipal Bonds (continued)
	Nebraska (continued)
1,095,000	Omaha, Housing Authority, Timbercreek Apartments, RB, 5.15%, 11/20/22	$1,119,627
570,000	Omaha, Special Obligation, Riverfront Redevelopment Project, Series A, RB, 4.375%, 2/1/10	583,520
580,000	Omaha, Special Obligation, Riverfront Redevelopment Project, Series A, RB, 4.50%, 2/1/11	600,236
1,000,000	Papillion-La Vista, School District, 4.90%, 12/1/22	1,025,210
2,000,000	Phelps County, Hospital Authority, Phelps Memorial Health Center Project, Series B, RB, 4.75%, 7/1/12	2,003,040
1,000,000	University of Nebraska, Deferred Maintenance Project, RB, 5.25%, 7/15/10	1,028,851
1,000,000	University of Nebraska, Medical Center Research Project, RB, 4.75%, 2/15/10	1,037,370

		44,713,765

Total Municipal Bonds (Cost $43,660,006)		44,713,765

Investment Companies (0.8%):
367,374	Goldman Sachs Financial Square Funds, Tax-Free Money Market Fund	$367,374

Total Investment Companies (Cost $367,374)		367,374

Total Investments (Cost $44,027,380)		45,081,139
Other assets in excess of liabilities		428,012

Net Assets		$45,509,151

Percentages indicated are based on net assets.

AMBAC	American Municipal Bond Assurance Corporation
GO	General Obligation
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
REF	Refunding
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Balanced Fund

	Security
Shares	Description	Value
Common Stocks (69.9%):
	Aerospace & Defense (1.0%):
4,000	Alliant Techsystems, Inc. (a)(L)	$324,240

	Automotive (1.3%):
7,500	Paccar, Inc.	427,650

	Biotechnology (1.4%):
10,000	Biogen Idec, Inc. (a)	446,800

	Building & Construction (0.6%):
5,000	Florida Rock Industries, Inc.	193,550

	Chemicals (4.0%):
8,000	Praxair, Inc.	473,280
5,000	Sigma-Aldrich Corp.	378,350
10,000	The Scotts Miracle-Gro Co., Class A	444,900

		1,296,530

	Commercial Banks (2.3%):
14,000	Commerce Bancorp, Inc. (L)	513,940
4,100	United Community Banks, Inc.	123,205
2,000	Wintrust Financial Corp. (L)	100,300

		737,445

	Communications (2.0%):
8,000	Commscope, Inc. (a)	262,880
5,000	L-3 Communications Holdings, Inc.	391,650

		654,530

	Entertainment & Leisure (1.4%):
4,000	Harrah’s Entertainment, Inc. (L)	265,720
3,500	Meredith Corp.	172,655

		438,375

	Environmental Services (2.4%):
5,250	MDU Resources Group, Inc.	117,285
10,000	Southern Union Co.	264,100
10,000	Waste Connections, Inc. (a)	379,100

		760,485

	Finance Services (2.7%):
4,000	Affiliated Managers Group, Inc. (a)(L)	400,440
12,000	East-West Bancorp, Inc.	475,320

		875,760

	Food & Beverage (1.8%):
20,000	Constellation Brands, Inc., Class A (a)	575,600

	Health Care Services (1.4%):
10,000	Cerner Corp. (a)(L)	454,000

	Industrial (1.2%):
8,000	Nucor Corp.	395,920

	Information Technology Services (6.6%):
6,000	Affiliated Computer Services, Inc., Class A (a)(L)	311,160
7,000	Checkfree Corp. (a)	289,240
7,000	Cognizant Technology Solutions Corp. (a)	518,420
6,000	FactSet Research Systems, Inc.	291,420
10,000	FISERV, Inc. (a)	470,900
4,000	Getty Images, Inc. (a)(L)	198,720

		2,079,860

	Insurance (5.7%):
10,000	AFLAC, Inc.	457,600
5,000	AMBAC Financial Group, Inc.	413,750
3,500	Everest Re Group Ltd.	341,355
6,000	HCC Insurance Holdings, Inc.	197,280
4,000	UnitedHealth Group, Inc.	196,800
6,000	W.R. Berkley Corp.	212,340

		1,819,125

	Internet Security (1.1%):
17,000	Symantec Corp. (a)	361,760

	Management Services (1.5%):
5,000	Resources Connection, Inc. (a)	133,950
4,000	The Corporate Executive Board Co.	359,640

		493,590

	Manufacturing — Diversified (5.7%):
10,000	Ceradyne, Inc. (a)(L)	410,900
5,000	Danaher Corp.	343,350
4,500	Eaton Corp.	309,825
10,000	Illinois Tool Works, Inc.	449,000
8,000	Joy Global, Inc.	300,880

		1,813,955

	Medical Products (2.4%):
5,000	Biomet, Inc.	160,950
4,800	Stryker Corp.	238,032
10,000	VCA Antech, Inc. (a)	360,600

		759,582

	Motorcycles (1.6%):
8,000	Harley-Davidson, Inc.	502,000

	Oil & Gas Exploration Services (2.6%):
5,000	Apache Corp.	316,000
5,000	Helix Energy Solutions Group, Inc. (a)	167,000
6,800	Valero Energy Corp.	349,996

		832,996

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Balanced Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks (continued)
	Pharmaceuticals (1.3%):
8,000	Forest Laboratories, Inc. (a)(L)	$404,880

	Railroads (1.1%):
8,000	Norfolk Southern Corp.	352,400

	Recreational Vehicles (1.0%):
8,000	Thor Industries, Inc. (L)	329,360

	Restaurants (1.1%):
10,000	Starbucks Corp. (a)	340,500

	Retail (3.5%):
8,000	Best Buy Co., Inc.	428,480
10,000	Jos. A. Bank Clothiers, Inc. (a)(L)	299,600
14,000	Lowe’s Companies, Inc.	392,840

		1,120,920

	Semiconductor Equipment (1.1%):
18,000	Marvell Technology Group Ltd. — ADR (a)	348,660

	Software (5.1%):
15,000	Adobe Systems, Inc. (a)	561,750
15,000	Citrix Systems, Inc. (a)	543,150
25,000	Jack Henry & Associates, Inc.	544,250

		1,649,150

	Telecommunication (1.8%):
10,000	Anixter International, Inc. (L)	564,700

	Textile — Apparel (1.9%):
8,000	Coach, Inc. (a)	275,200
7,000	Guess?, Inc. (a)	339,710

		614,910

	Transportation (1.3%):
10,000	Landstar System, Inc.	427,000

Total Common Stocks (Cost $15,665,286)		22,396,233

U.S. Government Agency Obligations (5.1%):
	Fannie Mae (0.4%):
125,000	7.25%, 1/15/10 (L)	133,787

	Federal Home Loan Bank (2.3%):
750,000	4.625% 11/21/08	744,458

	Freddie Mac (2.4%):
750,000	5.125% 10/15/08 (L)	752,104

Total U.S. Government Agency Obligations (Cost $1,631,199)		1,630,349

U.S. Treasury Obligations (19.6%):
	U.S. Treasury Notes (19.6%):
1,500,000	3.00%, 12/31/06 (L)	1,492,324
500,000	2.25%, 2/15/07 (L)	494,883
1,250,000	6.25%, 2/15/07 (L)	1,255,274
1,000,000	6.125%, 8/15/07 (L)	1,009,648
1,000,000	4.375%, 12/31/07 (L)	994,102
500,000	3.00%, 2/15/08 (L)	488,145
550,000	4.875%, 2/15/12 (L)	557,670

Total U.S. Treasury Obligations (Cost $6,280,482)		6,292,046

Investment Companies (5.0%):
74,254	Federated Trust U.S. Treasury Obligations Fund	74,254
1,530,000	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,530,000

Total Investment Companies (Cost $1,604,254)		1,604,254

Pool of Investments Held as Collateral for Loaned Securities (26.3%):
8,445,279	Securities Lending Quality Trust	8,445,279

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $8,445,279)		8,445,279

Total Investments (Cost $33,626,500)		40,368,161
Liabilities in excess of other assets		(8,292,049)

Net Assets		$32,076,112

Percentages indicated are based on net assets.

(a)  Non-income producing securities.
(L)  All or a portion of security is on loan.
          ADR American Depository Receipt
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Core Equity Fund

	Security
Shares	Description	Value
Common Stocks (94.9%):
	Advertising (1.3%):
14,000	Omnicom Group, Inc.	$1,310,400

	Banks (7.3%):
29,400	Bank of America Corp.	1,574,958
46,700	BB&T Corp.	2,044,526
18,000	Fifth Third Bancorp	685,440
39,800	J.P. Morgan Chase & Co.	1,869,008
38,300	National City Corp.	1,401,780

		7,575,712

	Broadcasting (3.8%):
60,800	Comcast Corp., Class A (a)	2,240,480
29,300	Gannett Co., Inc.	1,665,119

		3,905,599

	Chemicals (1.8%):
28,100	Air Products & Chemicals, Inc.	1,864,997

	Communications (3.5%):
37,100	AT&T, Inc.	1,207,976
64,600	Verizon Communications, Inc.	2,398,598

		3,606,574

	Communications Equipment (1.7%):
78,900	Cisco Systems, Inc. (a)	1,814,700

	Computer Products (8.8%):
72,800	Hewlett-Packard Co.	2,671,032
27,300	International Business Machines Corp.	2,236,962
88,000	Microsoft Corp.	2,405,040
28,800	NCR Corp. (a)	1,137,024
45,500	Vishay Intertechnology, Inc. (a)	638,820

		9,088,878

	Containers & Packaging (2.2%):
68,100	Sonoco Products Co.	2,290,884

	Cosmetics & Toiletries (1.9%):
30,200	Kimberly-Clark Corp.	1,973,872

	Data Processing (2.1%):
51,000	First Data Corp.	2,142,000

	Diversified Manufacturing (2.3%):
67,300	General Electric Co.	2,375,690

	Electrical Equipment (2.0%):
24,400	Emerson Electric Co.	2,046,184

	Energy (3.2%):
63,400	Southern Co. (L)	2,184,764
57,200	XCEL Energy, Inc. (L)	1,181,180

		3,365,944

	Financial Services (2.1%):
20,200	Fannie Mae	1,129,382
13,900	Merrill Lynch & Co., Inc.	1,087,258

		2,216,640

	Food, Beverages & Tobacco (7.9%):
57,700	H.J. Heinz Co.	2,419,361
39,100	Kraft Foods, Inc. (L)	1,394,306
15,700	Molson Coors Brewing Company	1,081,730
51,200	PepsiCo, Inc.	3,341,312

		8,236,709

	Household Products (5.0%):
37,200	3M Co.	2,768,424
85,800	Newell Rubbermaid, Inc.	2,429,856

		5,198,280

	Insurance (5.8%):
33,400	American International Group, Inc.	2,213,084
73,400	Chubb Corp.	3,813,864

		6,026,948

	Machinery (3.9%):
51,900	Ingersoll Rand Company Ltd., Class A	1,971,162
26,900	Parker Hannifin Corp.	2,090,937

		4,062,099

	Medical Services (10.4%):
72,400	Abbott Laboratories	3,515,744
36,700	MedImmune, Inc. (a)	1,072,007
41,800	Medtronic, Inc.	1,941,192
83,900	Pfizer, Inc.	2,379,404
29,200	Zimmer Holdings, Inc. (a)	1,971,000

		10,879,347

	Oil & Gas Exploration Services (9.0%):
52,900	ChevronTexaco Corp.	3,431,094
27,100	ConocoPhillips	1,613,263
36,000	Exxon Mobil Corp.	2,415,600
25,800	Transocean, Inc. (a)	1,889,334

		9,349,291

	Retail (4.5%):
41,300	Target Corp.	2,281,825
85,100	TJX Co., Inc.	2,385,353

		4,667,178

	Semiconductors (2.8%):
93,800	Intel Corp.	1,929,466
29,200	Texas Instruments, Inc.	970,900

		2,900,366

	Transportation (1.6%):
18,500	Union Pacific Corp.	1,628,000

Total Common Stocks (Cost $69,098,085)		98,526,292

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Core Equity Fund (concluded)

	Security
Shares	Description	Value
Investment Companies (5.0%):
519,117	Federated Trust U.S. Treasury Obligations Fund	$519,117
4,629,641	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	4,629,640

Total Investment Companies (Cost $5,148,757)		5,148,757

Pool of Investments Held as Collateral for Loaned Securities (2.8%):
2,928,175	Securities Lending Quality Trust	2,928,175

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $2,928,175)		2,928,175

Total Investments (Cost $77,175,017)		106,603,224
Liabilities in excess of other assets		(2,771,779)

Net Assets		$103,831,445

Percentages indicated are based on net assets.

(a)  Non-income producing securities.
(L)  All or a portion of security is on loan.
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Growth Opportunities Fund

	Security
Shares	Description	Value
Common Stocks (98.0%):
	Aerospace & Defense (2.1%):
17,900	Alliant Techsystems, Inc. (a)(L)	$1,450,974

	Automotive (2.5%):
30,000	Paccar, Inc. (L)	1,710,600

	Biotechnology (1.6%):
25,000	Biogen Idec, Inc. (a)	1,117,000

	Building & Construction (0.8%):
15,000	Florida Rock Industries, Inc. (L)	580,650

	Chemicals (5.7%):
30,000	Praxair, Inc.	1,774,800
15,000	Sigma-Aldrich Corp. (L)	1,135,050
23,000	The Scotts Miracle-Gro Co., Class A	1,023,270

		3,933,120

	Commercial Banks (3.7%):
40,000	Commerce Bancorp, Inc. (L)	1,468,400
10,500	United Community Banks, Inc.	315,525
15,000	Wintrust Financial Corp. (L)	752,250

		2,536,175

	Communications (3.3%):
25,000	Commscope, Inc. (a)	821,500
19,000	L-3 Communications Holdings, Inc.	1,488,270

		2,309,770

	Entertainment & Leisure (2.2%):
14,000	Harrah’s Entertainment, Inc. (L)	930,020
12,000	Meredith Corp.	591,960

		1,521,980

	Environmental Services (3.6%):
15,000	MDU Resources Group, Inc.	335,100
30,000	Southern Union Co. (L)	792,300
37,000	Waste Connections, Inc. (a)	1,402,670

		2,530,070

	Finance Services (4.0%):
12,000	Affiliated Managers Group, Inc. (a)(L)	1,201,320
40,000	East-West Bancorp, Inc.	1,584,400

		2,785,720

	Food & Beverage (2.5%):
60,000	Constellation Brands, Inc., Class A (a)	1,726,800

	Health Care Services (1.3%):
20,000	Cerner Corp. (a)(L)	908,000

	Industrial (1.7%):
24,000	Nucor Corp. (L)	1,187,760

	Information Technology Services (11.1%):
25,000	Affiliated Computer Services, Inc., Class A (a)	1,296,500
35,000	Checkfree Corp. (a)	1,446,200
25,000	Cognizant Technology Solutions Corp. (a)	1,851,500
20,000	FactSet Research Systems, Inc.	971,400
30,000	FISERV, Inc. (a)(L)	1,412,700
14,000	Getty Images, Inc. (a)(L)	695,520

		7,673,820

	Insurance (5.0%):
12,000	AMBAC Financial Group, Inc.	993,000
12,000	Everest Re Group Ltd.	1,170,360
20,000	HCC Insurance Holdings, Inc. (L)	657,600
18,600	W.R. Berkley Corp.	658,254

		3,479,214

	Internet Security (1.8%):
57,200	Symantec Corp. (a)	1,217,216

	Management Services (2.1%):
15,000	Resources Connection, Inc. (a)	401,850
12,000	The Corporate Executive Board Co.	1,078,920

		1,480,770

	Manufacturing — Diversified (8.6%):
30,000	Ceradyne, Inc. (a)(L)	1,232,700
15,000	Danaher Corp.	1,030,050
15,000	Eaton Corp.	1,032,750
40,000	Illinois Tool Works, Inc.	1,796,000
24,000	Joy Global, Inc.	902,640

		5,994,140

	Medical Products (3.6%):
20,000	Biomet, Inc.	643,800
16,000	Stryker Corp.	793,440
30,000	VCA Antech, Inc. (a)(L)	1,081,800

		2,519,040

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Growth Opportunities Fund (concluded)

	Security
Shares	Description	Value
Common Stocks (continued)
	Motorcycles (2.3%):
25,000	Harley-Davidson, Inc. (L)	$1,568,750

	Oil & Gas Exploration Services (2.8%):
20,000	Apache Corp.	1,264,000
20,000	Helix Energy Solutions Group, Inc. (a)(L)	668,000

		1,932,000

	Pharmaceuticals (1.8%):
25,000	Forest Laboratories, Inc. (a)(L)	1,265,250

	Railroads (1.6%):
25,000	Norfolk Southern Corp.	1,101,250

	Recreational Vehicles (1.5%):
25,000	Thor Industries, Inc. (L)	1,029,250

	Restaurants (2.0%):
40,800	Starbucks Corp. (a)	1,389,240

	Retail (3.3%):
22,000	Best Buy Co., Inc.	1,178,320
36,250	Jos. A. Bank Clothiers, Inc. (a)(L)	1,086,050

		2,264,370

	Semiconductor Equipment (1.4%):
50,000	Marvell Technology Group Ltd. — ADR (a)	968,500

	Software (7.3%):
45,000	Adobe Systems, Inc. (a)	1,685,250
48,000	Citrix Systems, Inc. (a)	1,738,080
75,000	Jack Henry & Associates, Inc. (L)	1,632,750

		5,056,080

	Telecommunication (2.4%):
30,000	Anixter International, Inc.	1,694,100

	Textile — Apparel (2.9%):
30,000	Coach, Inc. (a)	1,032,000
20,000	Guess?, Inc. (a)(L)	970,600

		2,002,600

	Transportation (1.5%):
25,000	Landstar System, Inc.	1,067,500

Total Common Stocks (Cost $45,844,066)		68,001,709

Investment Companies (1.8%):
1,258,855	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,258,855

Total Investment Companies (Cost $1,258,855)		1,258,855

Pool of Investments Held as Collateral for Loaned Securities (26.3%):
18,225,753	Securities Lending Quality Trust	18,225,753
Total Pool of Investments Held as Collateral for Loaned Securities (Cost $18,225,753)		18,225,753

Total Investments (Cost $65,328,674)		$87,486,317
Liabilities in excess of other assets		(18,109,442)

Net Assets		$69,376,875

Percentages indicated are based on net assets.

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.

ADR	American Depository Receipt
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Small Company Fund

	Security
Shares	Description	Value
Common Stocks (95.7%):
	Automotive (0.9%):
14,650	Clarcor, Inc. (L)	$446,679

	Banks (14.1%):
30,350	Bancorpsouth, Inc.	842,516
62,550	Bank Mutual Corp.	758,732
20,300	Cullen/Frost Bankers, Inc.	1,173,745
27,800	Greater Bay Bancorp (L)	784,238
20,700	MB Financial, Inc. (L)	763,209
36,358	National Penn Bancshares, Inc. (L)	713,343
19,550	United Bankshares, Inc.	727,651
24,100	Wilmington Trust Corp.	1,073,655

		6,837,089

	Broadcasting (0.2%):
10,400	Outdoor Channel Hldgs, Inc. (a)(L)	113,256

	Chemicals (3.4%):
20,050	Albemarle Corp.	1,089,316
20,550	Arch Chemicals, Inc.	584,648

		1,673,964

	Computer Products (4.1%):
22,050	Avocent Corp. (a)	664,146
14,450	Micros Systems, Inc. (a)	706,894
18,700	Transaction Systems Architects, Inc. (a)	641,784

		2,012,824

	Computer Services (0.8%):
17,800	Syntel, Inc. (L)	403,170

	Diversified Manufacturing (10.5%):
33,250	Barnes Group, Inc. (L)	583,870
25,750	Ennis, Inc. (L)	557,488
14,900	Modine Manufacturing Co.	362,517
15,000	Teleflex, Inc.	834,600
32,150	Trinity Industries, Inc.	1,034,265
17,850	Valmont Industries, Inc.	932,662
48,750	Worthington Industries, Inc. (L)	831,675

		5,137,077

	Electrical Components & Equipment (5.3%):
19,600	DRS Technologies, Inc. (L)	855,932
64,500	Entegris, Inc. (a) (L)	703,695
8,300	Hubbell, Inc., Class B	397,570
17,400	Littlefuse, Inc. (a)	603,780

		2,560,977

	Financial Services (0.6%):
7,200	ASTA Funding, Inc. (L)	269,928

	Food, Beverages & Tobacco (4.7%):
31,650	Corn Products International, Inc. (L)	1,029,891
13,500	Lance, Inc. (L)	297,270
25,100	Sensient Technologies Corp. (L)	491,207
11,650	Weis Markets, Inc. (L)	463,670

		2,282,038

	Household Products (2.5%):
15,300	Church & Dwight Co., Inc. (L)	598,383
18,050	WD-40 Co.	643,844

		1,242,227

	Insurance (1.8%):
22,350	Arthur J. Gallagher & Co. (L)	596,075
6,500	First American Corp.	275,210

		871,285

	Machinery (1.6%):
31,650	Tennant Co.	770,361

	Medical Services (10.8%):
7,550	Cambrex Corp.	156,361
10,500	Datascope Corp.	351,435
8,000	Edwards Lifesciences Corp. (a)(L)	372,720
52,300	K-V Pharmaceutical Co., Class A (a)(L)	1,239,509
2,650	Kos Pharmaceuticals, Inc. (a)	130,963
4,000	Kyphon, Inc. (a)(L)	149,680
8,800	Medicis Pharmaceutical Corp., Class A (L)	284,680
35,000	Steris Corp.	842,100
22,900	West Pharmaceutical Services, Inc. (L)	899,282
23,975	Zoll Medical Corp. (a)	860,463

		5,287,193

	Networking Products (0.7%):
19,400	Safenet, Inc. (a)(L)	352,886

	Paper Products (1.3%):
46,950	Glatfelter (L)	636,173

	Petroleum Refining (6.0%):
15,500	Brigham Exploration Co. (a)(L)	104,935
2,900	Cabot Oil & Gas Corp.	138,997
20,200	Encore Acquisition Co. (a)	491,668
30,900	St. Mary Land & Exploration Co.	1,134,339
23,900	Tidewater, Inc.	1,056,141

		2,926,080

	Printing & Publishing (1.3%):
109,800	Journal Register Co. (L)	622,566

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
Small Company Fund (concluded)

	Security
Shares	Description	Value
Common Stocks (continued)
	Real Estate Investment Trusts (2.0%):
10,000	Home Properties of New York, Inc.	$571,600
7,800	Mack-Cali Realty Corp.	404,040

		975,640

	Retail (9.0%):
11,200	Ann Taylor Stores Corp. (a)	468,832
52,850	Casey’s General Stores, Inc. (L)	1,176,969
9,600	Columbia Sportswear Co. (a)	535,968
43,000	Hasbro, Inc.	978,250
17,800	Hot Topic, Inc. (a)	198,292
19,100	Paxar Corp. (a)(L)	381,618
13,500	Tractor Supply Co. (a)	651,510

		4,391,439

	Semiconductors (1.8%):
74,100	Kemet Corp. (a)	597,987
8,650	Park Electrochemical Corp. (L)	274,032

		872,019

	Telecommunication (2.3%):
5,150	Anixter International, Inc. (L)	290,821
27,350	Tetra Tech, Inc. (a)	476,437
6,988	West Corp. (a)	337,520

		1,104,778

	Transportation (2.1%):
53,950	Werner Enterprises, Inc. (L)	1,009,405

	Utilities (7.9%):
22,300	IDACORP, Inc. (L)	843,163
28,250	OGE Energy Corp.	1,020,108
35,700	Westar Energy, Inc.	839,307
22,700	WPS Resources Corp.	1,126,601

		3,829,179

Total Common Stocks (Cost $34,128,743)		46,628,233

Investment Companies (5.0%):
1,727,001	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,727,001
10,100	iShares Russell 2000	727,200

Total Investment Companies (Cost $2,465,350)		2,454,201

Pool of Investments Held as Collateral for Loaned Securities (27.3%):
13,312,758	Securities Lending Quality Trust	13,312,758

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $13,312,758)		13,312,758

Total Investments (Cost $49,906,851)		62,395,192
Liabilities in excess of other assets		(13,658,531)

Net Assets		$48,736,661

Percentages indicated are based on net assets.

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
International Equity Fund

	Security
Shares	Description	Value
Foreign Stock (97.4%):
	Australia (3.6%):
34,306	BHP Billiton, Ltd.	$655,140
8,476	CSL, Ltd.	341,225
7,475	Macquarie Bank, Ltd.	385,140
9,894	Rio Tinto, Ltd.	516,779
67,792	Transurban Group	368,737

		2,267,021

	Austria (0.5%):
4,612	Erste Bank der oesterreichischen Sparkassen AG	287,113

	Denmark (0.6%):
10,050	Danske Bank	395,316

	Finland (0.7%):
23,449	Nokia OYJ	465,585

	France (7.9%):
3,492	AGF- Assurances Generales de France	439,649
16,527	Axa	609,356
7,437	BNP Paribas	800,078
9,713	Publicis Groupe	382,505
3,598	Renault SA	412,622
6,505	Sanofi-Aventis SA	578,985
4,680	Societe Generale	744,684
16,189	Total SA	1,062,217

		5,030,096

	Germany (6.6%):
4,069	Allianz AG	704,109
5,197	BASF AG	417,231
6,952	Bayer AG	353,457
4,997	Deutsche Bank AG	604,612
3,402	E.ON AG	404,206
4,453	Man AG	376,188
419	Porsche AG	433,604
2,439	SAP AG	483,959
8,220	Titan Cement Co.	389,577

		4,166,943

	Greece (0.5%):
6,921	National Bank Of Greece SA	297,827

	Hong Kong (1.4%):
60,500	ASM Pacific Technology, Ltd.	317,628
896,000	Norstar Founders Group, Ltd.	297,885
924,000	Victory City International Holdings, Ltd.	300,077

		915,590

	Ireland (1.3%):
150,634	AGI Therapeutics Ltd. (a)	360,967
7,200	Ryanair Holdings Plc — ADR (a)	455,688

		816,655

	Italy (2.0%):
57,771	Banca Intesa SPA	353,785
16,370	ENI-Ente Nazionale Idrocarburi	485,054
52,982	Unicredito Italiano S.P.A.	439,664

		1,278,503

	Japan (16.1%):
12,600	CANON, Inc.	657,150
24,000	Don Quijote Co., Ltd.	508,001
18,200	Honda Motor Co., Ltd.	611,752
13,300	Hoya Corp.	501,101
2,040	Keyence Corp.	469,799
25,200	KOMATSU, Ltd.	435,255
51,000	Kubota Corp.	418,847
83,000	Marubeni Corp.	413,208
69	Mitsubishi Tokyo Financial Group, Inc.	887,986
22,000	Mitsui Fudosan Co., Ltd.	500,127
85	Mizuho Financial Group, Inc.	659,216
42,500	Nikko Cordial Corp.	492,973
1,900	OBIC Co., Ltd.	401,685
2,300	Orix Corp.	635,806
26,000	Sharp Corp.	445,771
61	Sumitomo Mitsui Financial Group, Inc.	640,420
21,500	Toyota Motor Corp.	1,168,655
16,600	Ushio, Inc.	357,692

		10,205,444

	Malaysia (1.1%):
1,659,400	TA Enterprise Berhad	294,874
162,300	Top Glove Corp.	387,477

		682,351

	Netherlands (2.5%):
18,754	ABN Amro Holding NV	546,896
14,112	ING Groep NV	620,691
7,788	Randstad Holding NV	443,457

		1,611,044

	Norway (0.6%):
16,646	Statoil ASA	393,581

	Singapore (3.6%):
560,000	ASL Marine Holdings, Ltd.	322,690
525,000	Bio-Treat Technology, Ltd.	233,091
416,000	CSE Global, Ltd.	296,039
205,800	Ezra Holdings, Ltd.	386,223
350,000	Fibrechem Technologies, Ltd.	284,338
500,000	MMI Holdings, Ltd.	313,307
610,000	Tat Hong Holdings, Ltd.	426,412

		2,262,100

	South Korea (3.7%):
12,040	Fursys, Inc.	335,435
9,837	Hyundai Motor Company, Ltd. — GDR	422,401
5,800	Kookmin Bank — ADR	452,574
2,897	MegaStudy Co., Ltd.	327,743
4,800	POSCO — ADR	311,664
1,345	Samsung Electronics — GDR	472,094

		2,321,911

Schedule of Portfolio Investments
September 30, 2006 (unaudited)
International Equity Fund

	Security
Shares	Description	Value
Foreign Stocks (continued)
	Spain (2.9%):
30,153	Banco Bilbao Vizcaya SA	$697,712
42,173	Banco Santander Central Hispanoamericano	666,782
28,929	Telefonica SA	501,400

		1,865,894

	Sweden (1.6%):
23,994	AB SKF, Class B	351,278
10,500	Alfa Laval AB	352,594
29,720	Sandvik AB	340,784

		1,044,656

	Switzerland (8.4%):
32,742	ABB, Ltd.	430,850
9,776	Credit Suisse Group	565,790
360	Geberit Internatinal AG	438,877
1,942	Nestle SA	677,315
12,859	Novartis AG	750,906
4,114	Roche Holding AG	711,501
2,553	Syngenta AG	385,166
15,352	UBS AG	918,589
1,736	Zurich Financial Services AG	426,675

		5,305,669

	Taiwan (1.7%):
49,586	Hon Hai Precision Industry Co., Ltd.	603,764
47,837	Taiwan Semiconductor Manufacturing Company, Ltd.	459,235

		1,062,999

	Thailand (1.1%):
136,800	PTT Exploration and Production Public Co., Ltd.	386,173
3,898,810	TMB Bank Public Company, Ltd. (a)	315,643

		701,816

	United Kingdom (27.8%):
13,000	Anglo American Plc	543,451
9,265	AstraZeneca Plc	578,976
16,196	Atlas Copco AB — B Shares	405,690
46,150	Aviva Plc	676,491
56,241	Barclays Plc	709,646
42,026	BG Group Plc	510,612
138,965	BP Plc	1,514,109
88,063	BT Group Plc	441,832
286,475	Charlemagne Capital, Ltd.	340,556
29,904	Glaxosmithkline Plc	796,081
21,985	GUS Plc	397,587
69,152	Halfords Group Plc	434,336
36,196	HBOS Plc	716,249
72,215	HSBC Holdings Plc	1,317,461
43,857	Inchcape Plc	430,023
48,430	Informa Group Plc	448,569
168,173	Legal & General Group Plc	448,642
67,310	Petrofac, Ltd.	392,209
10,553	Reckitt Benckiser Plc	437,403
156,389	Regus Group Plc (a)	311,074
54,116	Reuters Group Plc	440,194
54,391	Rolls-Royce Group Plc	461,269
151,735	Royal & Sun Allicance Insurance Group Plc	423,254
25,897	Royal Bank of Scotland Group Plc	891,579
28,315	Royal Dutch Shell Plc	961,043
18,609	SABMiller Plc	347,682
14,255	Scottish & Southern Energy Plc	351,732
36,891	Smith & Nephew Plc	339,275
15,942	Standard Chartered Plc	408,279
17,979	Unit 4 Agresso NV (a)	355,609
17,645	Vedanta Resources Plc	384,176
230,914	Vodafone Group Plc	528,479

		17,743,568

	United States (1.2%):
16,300	Companhia Vale do Rio Doce — ADR	351,428
9,700	Philippine Long Distance Telephone Co. — ADR	422,532

		773,960

Total Foreign Stock (Cost $50,248,452)		61,895,642

Exchange Traded Funds (1.9%):
	United States (1.9%):
42,296	iShares MSCI Japan Index Fund	573,111
48,192	iShares MSCI Taiwan Index Fund	624,086

Total Exchange Traded Funds (Cost $1,116,069)		1,197,197

Total Investments (Cost $51,364,521)		63,092,839
Other assets in excess of liabilities		423,210

Net Assets		$63,516,049

Percentages indicated are based on net assets.

(a)	Non-income producing securities.

Plc Public limited company

ADR American Depository Receipt

GDR Global Depository Receipt
See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2006 (unaudited)
International Equity Fund (concluded)
As of September 30, 2006, sector diversification of the Fund was as follows:

	% of
Sector Diversification	Net Assets	Value
Banks	24.46%	$15,537,783
Medical Products & Services	7.58	4,811,372
Automotive	6.56	4,168,732
Petroleum & Fuel Products	5.90	3,745,996
Insurance	5.87	3,728,174
Metals, Minerals, & Mining	4.30	2,729,740
Financial Services	5.17	3,284,045
Industrial Machinery	4.36	2,771,146
Telephones & Telecommunications	3.72	2,359,828
Electronics	4.77	3,029,862
Diversified Manufacturing	3.95	2,511,104
Building & Construction	1.19	758,314
Food, Beverage & Tobacco	1.61	1,024,997
Distribution	2.17	1,379,512
Clothing & Jewelry	1.71	1,085,515
Energy	1.67	1,062,216
Computers, Products & Services	1.86	1,181,683
Household Products	1.39	883,174
Retail	1.43	905,588
Advertising	1.30	822,699
Chemicals	1.26	802,397
Real Estate	1.28	811,201
Utilities & Electrical Services	0.92	585,685
Conglomerates	0.64	404,206
Aerospace/Defense	0.73	461,269
Office/Business Equipment	0.53	335,435
Educational Services	0.52	327,743
Transportation	0.61	386,223

Total Foreign Stock	97.45	61,895,642

Other Assets and Liabilities	2.55	1,620,407

Total Net Assets	100.00%	$63,516,049

See Notes to Financial Statements.

(This page intentionally left blank)

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Assets and Liabilities
September 30, 2006 (unaudited)

	Short-Intermediate	Income
	Bond Fund	Fund

Assets:
Investments, at cost	$68,420,133	$70,901,126
Unrealized appreciation (depreciation) of investments	(68,857)	288,014

Investments, at value *	68,351,276	71,189,140
Cash	—	—
Foreign currency, at value (Cost $0,$0,$0,$0,$0,$0,$0,$0, $11,859, respectively)	—	—
Interest and dividends receivable	646,522	458,857
Receivable for capital shares issued	83,617	367,113
Receivable for investments sold	—	—
Reclaims receivable	—	—
Prepaid expenses and other assets	20,941	19,023

Total Assets	69,102,356	72,034,133

Liabilities:
Distributions payable	139,837	104,954
Payable for investments purchased	895,341	—
Payable for capital shares redeemed	67,069	12,813
Payable for cash collateral received on securities loaned	14,549,225	11,812,719
Payable for forward foreign currency contracts	—	—
Accrued expenses and other payables:
Investment advisory fees	9,265	18,433
Administration fees	1,100	1,227
Distribution fees	11,030	12,127
Chief compliance officer fees	700	230
Other fees	34,661	30,307

Total Liabilities	15,708,228	11,992,810

Net Assets	$53,394,128	$60,041,323

Composition of Net Assets:
Capital	57,410,540	62,294,267
Undistributed (distributions in excess of) net investment income	(1,432,342)	(147,723)
Undistributed realized gains (losses) on investment and foreign currency transactions	(2,515,213)	(2,393,235)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	(68,857)	288,014

Net Assets	$53,394,128	$60,041,323

Shares of beneficial interest	5,682,333	6,236,141

Net asset value, offering and redemption price per share	$9.40	$9.63

*	Includes securities on loan of $14,257,077, $11,574,398, $0, $8,384,439, $2,854,612, $17,825,278, $12,982,075 and $0, respectively.
See Notes to Financial Statements.

			Growth	Small
Nebraska	Balanced	Core Equity	Opportunities	Company	International
Tax-Free Fund	Fund	Fund	Fund	Fund	Equity Fund

$44,027,380	$33,626,500	$77,175,017	$65,328,674	$49,906,851	$51,364,521
1,053,759	6,741,661	29,428,207	22,157,643	12,488,341	11,728,318

45,081,139	40,368,161	106,603,224	87,486,317	62,395,192	63,092,839
—	—	—	—	—	214,949
—	—	—	—	—	11,852
593,247	107,863	156,646	74,139	64,873	124,238
—	71,208	220,410	124,254	139,804	255,948
—	—	—	—	282,878	—
—	—	—	—	—	45,786
5,749	25,897	26,374	27,274	18,881	30,178

45,680,135	40,573,129	107,006,654	87,711,984	62,901,628	63,775,790

117,624	—	—	—	—	—
—	—	—	—	784,458	162,732
—	5,632	113,098	2,470	1,160	2,233
—	8,445,279	2,928,175	18,225,753	13,312,758	—
—	—	—	—	—	377

13,427	15,627	50,596	33,597	27,831	37,926
938	660	2,133	1,428	1,007	1,293
9,324	6,511	21,082	13,999	9,940	12,642
82	811	1,388	846	778	1,759
29,589	22,497	58,737	57,016	27,035	40,779

170,984	8,497,017	3,175,209	18,335,109	14,164,967	259,741

$45,509,151	$32,076,112	$103,831,445	$69,376,875	$48,736,661	$63,516,049

44,144,269	25,291,449	61,588,013	40,286,217	32,322,178	48,511,023
4	11,774	5,715	(144,545)	12,761	565,938
311,119	31,228	12,809,510	7,077,560	3,913,381	2,712,117

1,053,759	6,741,661	29,428,207	22,157,643	12,488,341	11,726,971

$45,509,151	$32,076,112	$103,831,445	$69,376,875	$48,736,661	$63,516,049

4,684,912	2,316,177	9,447,413	4,428,376	2,448,378	4,540,559

$9.71	$13.85	$10.99	$15.67	$19.91	$13.99

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Operations
For the Period Ended September 30, 2006 (unaudited)

	Short-Intermediate	Income
	Bond Fund	Fund

Investment Income:
Interest	$1,269,091	$1,421,250
Dividend	17,446	15,502
Foreign tax withholding	—	—
Income from securities lending	3,818	2,066

Total Income	1,290,355	1,438,818

Expenses:
Investment advisory fees	143,340	166,410
Administration fees	43,002	41,603
Shareholder service fees	42,155	42,494
Accounting fees	5,875	5,852
Custodian fees	8,600	8,320
Chief compliance officer fees	4,932	4,861
Director fees	1,121	1,004
Registration and filing fees	5,220	5,344
Transfer agent fees	18,685	17,644
Other fees	31,184	29,738

Total expenses before waivers	304,114	323,270
Expenses voluntarily reduced	(53,623)	(34,174)

Total Expenses	250,491	289,096

Net Investment Income (Loss)	1,039,864	1,149,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments and foreign currency transactions	(391,987)	(190,636)
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	855,891	948,261

Net realized and unrealized gains (losses) on investments and foreign currency	463,904	757,625

Change in net assets resulting from operations	$1,503,768	$1,907,347

See Notes to Financial Statements.

			Growth	Small
Nebraska	Balanced	Core Equity	Opportunities	Company	International
Tax-Free Fund	Fund	Fund	Fund	Fund	Equity Fund

$1,004,013	$184,620	$20	$70	$—	$—
8,533	127,937	1,191,730	294,306	450,049	930,305
—	—	—	—	—	(72,559)
—	2,531	322	2,690	4,319	—

1,012,546	315,088	1,192,072	297,066	454,368	857,746

164,695	121,845	377,210	263,638	204,034	286,652
35,292	24,369	75,442	52,728	36,006	42,998
34,888	29,817	75,676	64,463	36,000	43,814
4,978	3,992	6,109	4,768	5,015	24,292
7,058	4,874	15,088	10,545	7,201	18,632
4,967	2,676	8,446	5,934	3,812	3,960
942	609	1,885	1,307	870	922
962	8,731	6,413	9,627	7,221	3,260
17,018	14,131	26,030	20,216	16,402	16,218
28,370	18,046	53,982	37,696	24,929	25,535

299,170	229,090	646,281	470,922	341,490	466,283
(56,063)	(13,571)	(25,382)	(29,311)	(11,996)	(43,815)

243,107	215,519	620,899	441,611	329,494	422,468

769,439	99,569	571,173	(144,545)	124,874	435,278

79,965	339,259	8,402,835	2,268,280	2,368,428	1,012,836

263,851	(1,084,206)	(3,296,084)	(4,505,161)	(2,820,786)	681,953

343,816	(744,947)	5,106,751	(2,236,881)	(452,358)	1,694,789

$1,113,255	$(645,378)	$5,677,924	$(2,381,426)	$(327,484)	$2,130,067

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets

	Short-Intermediate		Income
	Bond Fund		Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2006	March 31,	2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations:

Net investment income	$1,039,864	$1,994,376	$1,149,722	$2,239,510
Net realized gain (losses) on investment transactions	(391,987)	(410,362)	(190,636)	(788,421)
Change in unrealized appreciation/depreciation on investments	855,891	(315,420)	948,261	(507,428)

Change in net assets resulting from operations	1,503,768	1,268,594	1,907,347	943,661

Dividends to Shareholders:

From net investment income	(1,263,050)	(2,792,645)	(1,166,116)	(2,518,923)

Change in net assets from dividends to shareholders	(1,263,050)	(2,792,645)	(1,166,116)	(2,518,923)

Capital Transactions:

Proceeds from shares issued	4,630,123	12,745,395	11,923,869	6,956,300
Proceeds from dividends reinvested	350,911	804,997	572,843	1,185,310
Cost of shares redeemed	(12,819,322)	(18,700,718)	(7,241,943)	(20,165,724)

Change in net assets from capital transactions	(7,838,288)	(5,150,326)	5,254,769	(12,024,114)

Change in net assets	(7,597,570)	(6,674,377)	5,996,000	(13,599,376)

Net Assets:

Beginning of year	60,991,698	67,666,075	54,045,323	67,644,699

End of year	$53,394,128	$60,991,698	$60,041,323	$54,045,323

Distributions in excess of net investment income	(1,432,342)	(1,209,156)	(147,723)	(131,329)

Share Transactions:

Shares issued	496,337	1,341,678	1,263,101	713,562
Shares reinvested	37,577	84,790	60,335	121,707
Shares redeemed	(1,376,738)	(1,967,291)	(764,118)	(2,066,524)

Change in shares	(842,824)	(540,823)	559,318	(1,231,255)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Nebraska		Balanced
	Tax-Free Fund		Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2006	March 31,	2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations:

Net investment income	$769,439	$2,083,059	$99,569	$105,081
Net realized gain on investment transactions	79,965	675,004	339,259	909,124
Change in unrealized appreciation/depreciation on investments	263,851	(1,545,046)	(1,084,206)	2,962,641

Change in net assets resulting from operations	1,113,255	1,213,017	(645,378)	3,976,846

Dividends to Shareholders:

From net investment income	(769,436)	(2,083,059)	(93,045)	(105,322)
From net realized gain on investments	—	(555,524)	—	—

Change in net assets from dividends to shareholders	(769,436)	(2,638,583)	(93,045)	(105,322)

Capital Transactions:

Proceeds from shares issued	1,567,834	3,200,702	3,154,415	8,616,924
Proceeds from dividends reinvested	5,470	16,735	92,744	104,434
Cost of shares redeemed	(5,953,820)	(24,256,908)	(3,950,247)	(6,302,240)

Change in net assets from capital transactions	(4,380,516)	(21,039,471)	(703,088)	2,419,118

Change in net assets	(4,036,697)	(22,465,037)	(1,441,511)	6,290,642

Net Assets:

Beginning of year	49,545,848	72,010,885	33,517,623	27,226,981

End of year	$45,509,151	$49,545,848	$32,076,112	$33,517,623

Undistributed net investment income	4	1	11,774	5,250

Share Transactions:

Shares issued	162,844	325,477	227,971	657,036
Shares reinvested	568	1,702	6,748	7,725
Shares redeemed	(620,341)	(2,461,789)	(288,253)	(481,387)

Change in shares	(456,929)	(2,134,610)	(53,534)	183,374

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets

	Core Equity		Growth Opportunities
	Fund		Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2006	March 31,	2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations:

Net investment income	$571,173	$905,309	$(144,545)	$(409,083)
Net realized gain on investment transactions	8,402,835	8,896,852	2,268,280	10,106,795
Change in unrealized appreciation/depreciation on investments	(3,296,084)	1,360,585	(4,505,161)	3,685,116

Change in net assets resulting from operations	5,677,924	11,162,746	(2,381,426)	13,382,828

Dividends to Shareholders:

From net investment income	(575,635)	(951,622)	—	—
From net realized gain on investments	—	(8,070,175)	—	(7,915,754)

Change in net assets from dividends to shareholders	(575,635)	(9,021,797)	—	(7,915,754)

Capital Transactions:

Proceeds from shares issued	5,830,068	14,907,293	11,433,805	14,371,350
Proceeds from dividends reinvested	306,885	4,527,047	15	4,347,191
Cost of shares redeemed	(8,795,188)	(26,051,462)	(9,886,330)	(32,345,446)

Change in net assets from capital transactions	(2,658,235)	(6,617,122)	1,547,490	(13,626,905)

Change in net assets	2,444,054	(4,476,173)	(833,936)	(8,159,831)

Net Assets:

Beginning of year	101,387,391	105,863,564	70,210,811	78,370,642

End of year	$103,831,445	$101,387,391	$69,376,875	$70,210,811

Undistributed net investment income	5,715	10,177	(144,545)	—

Share Transactions:

Shares issued	554,030	1,441,420	721,066	929,369
Shares reinvested	28,983	450,903	1	292,740
Shares redeemed	(836,260)	(2,506,996)	(647,883)	(2,092,392)

Change in shares	(253,247)	(614,673)	73,184	(870,283)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Small
	Company		International
	Fund		Equity Fund
	For the Period		For the Period
	Ended	For the Year	Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2006	March 31,	2006	March 31,
	(Unaudited)	2006	(Unaudited)	2006

Operations:
Net investment income	$124,874	$126,513	$435,278	$333,790
Net realized gains on investment and foreign currency transactions	2,368,428	3,504,914	1,012,836	2,732,317
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(2,820,786)	4,509,232	681,953	8,552,500

Change in net assets resulting from operations	(327,484)	8,140,659	2,130,067	11,618,607

Dividends to Shareholders:

From net investment income	(117,607)	(129,526)	—	(290,952)
From net realized gains on investments	—	(1,777,046)	—	(3,491,638)

Change in net assets from dividends to shareholders	(117,607)	(1,906,572)	—	(3,782,590)

Capital Transactions:

Proceeds from shares issued	5,359,913	7,258,043	13,390,452	14,160,267
Proceeds from dividends reinvested	63,385	1,010,135	—	1,786,287
Cost of shares redeemed	(4,706,334)	(11,746,121)	(3,499,632)	(4,594,206)

Change in net assets from capital transactions	716,964	(3,477,943)	9,890,820	11,352,348

Change in net assets	271,873	2,756,144	12,020,887	19,188,365

Net Assets:

Beginning of year	48,464,788	45,708,644	51,495,162	32,306,797

End of year	$48,736,661	$48,464,788	$63,516,049	$51,495,162

Undistributed net investment income	12,761	5,494	565,938	130,660

Share Transactions:

Shares issued	270,637	396,392	982,262	1,162,746
Shares reinvested	3,191	54,130	—	149,106
Shares redeemed	(238,758)	(643,002)	(261,775)	(376,923)

Change in shares	35,070	(192,480)	720,487	934,929

See Notes to Financial Statements.

SEMI-ANUUAL REPORT
First Focous FundsSM
Financial Highlights
For a Share Outstanding

				Dividends to
		Investment Activities		Shareholders from:				Ratios/Supplemental Data
			Net Realized
			and
			Unrealized
			Gains		Net Realized	Net		Net	Expenses	Net	Expenses
	Net Asset		(Losses) on		Gains on	Asset		Assets,	to	Investment	to
	Value,	Net	Investments	Net	Investments	Value,		End of	Average	Income to	Average
	Beginning	Investment	and Foreign	Investment	and Foreign	End of	Total	Period	Net	Average Net	Net	Portfolio
	of Period	Income	Currency	Income	Currency	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets*(b)	Turnover

Short-Intermediate Bond Fund
For the Period Ended September 30, (Unaudited)
2006	$9.35	$0.15	$0.11	$(0.21)	$—	$9.40	2.78%	$53,394	0.87%	3.63%	1.06%	34%

For the Year Ended March 31,
2006	9.58	0.27	(0.09)	(0.41)	—	9.35	1.95	60,992	0.84	3.11	0.98	41
2005	10.09	0.30	(0.40)	(0.41)	—	9.58	(0.94)	67,666	0.87	2.92	1.01	73
2004	10.13	0.35	0.07	(0.46)	—	10.09	4.25	66,563	0.75	3.14	0.98	74
2003	9.59	0.39	0.63	(0.48)	—	10.13	10.87	56,064	0.76	4.06	1.04	70
2002	10.01	0.52	(0.39)	(0.53)	(0.02)	9.59	1.26	47,520	0.75	5.23	1.03	118

Income Fund
For the Period Ended September 30, (Unaudited)
2006	$9.52	$0.20	$0.11	$(0.20)	$—	$9.63	3.31%	$60,041	1.04%	4.14%	1.16%	47%

For the Year Ended March 31,
2006	9.79	0.35	(0.21)	(0.41)	—	9.52	1.38	54,045	1.02	3.70	1.09	85
2005	10.19	0.33	(0.32)	(0.41)	—	9.79	0.13	67,645	1.04	3.60	1.11	52
2004	10.27	0.35	0.07	(0.45)	(0.05)	10.19	4.25	95,321	0.89	3.27	1.08	103
2003	9.81	0.55	0.49	(0.57)	(0.01)	10.27	10.79	75,111	0.89	4.47	1.14	82
2002	10.00	0.61	(0.15)	(0.61)	(0.04)	9.81	4.65	64,047	0.81	4.83	1.08	85

Nebraska Tax-Free Fund
For the Period Ended September 30, (Unaudited)
2006	$9.64	$0.16	$0.07	$(0.16)	$—	$9.71	2.39%	$45,509	1.03%	3.27%	1.27%	4%

For the Year Ended March 31,
2006	9.90	0.33	(0.16)	(0.33)	(0.10)	9.64	1.72	49,546	0.96	3.38	1.15	8
2005	10.25	0.34	(0.25)	(0.34)	(0.10)	9.90	0.88	72,011	1.00	3.41	1.19	5
2004	10.22	0.36	0.07	(0.36)	(0.04)	10.25	4.31	84,487	0.90	3.54	1.15	9
2003	9.81	0.38	0.50	(0.38)	(0.09)	10.22	9.03	95,181	0.90	3.71	1.18	12
2002	10.02	0.40	(0.13)	(0.40)	(0.08)	9.81	2.79	100,111	0.86	3.92	1.14	50

Balanced Fund
For the Period Ended September 30, (Unaudited)
2006	$14.14	$0.05	$(0.30)	$(0.04)	$—	$13.85	(1.77%)	$32,076	1.31%	0.63%	1.41%	33%

For the Year Ended March 31,
2006	12.45	0.05	1.69	(0.05)	—	14.14	13.96	33,518	1.35	0.35	1.35	44
2005	11.62	0.08	0.83	(0.08)	—	12.45	7.83	27,227	0.99	0.62	1.38	72
2004	9.02	0.08	2.60	(0.08)	—	11.62	29.80	28,088	1.07	0.81	1.33	74
2003	9.95	0.10	(0.92)	(0.11)	—	9.02	(8.19)	13,484	1.35	1.16	1.53	57
2002	9.75	0.21	0.19	(0.20)	—	9.95	4.10	14,639	1.25	2.09	1.54	85

See Notes to Financial Statements.

Financial Highlights
For a Share Outstanding

				Dividends to
		Investment Activities		Shareholders from:					Ratios/Supplemental Data
			Net Realized
			and								Net
			Unrealized								Investment
			Gains		Net Realized	Net			Net	Expenses	Income
	Net Asset	Net	(Losses) on		Gains on	Asset			Assets,	to	(Loss) to	Expenses
	Value,	Investment	Investments	Net	Investments	Value,			End of	Average	Average	to Average
	Beginning	Income	and Foreign	Investment	and Foreign	End of	Total		Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Currency	Income	Currency	Period	Return(a)		(000’s)	Assets (b)	Assets (b)	Assets*(b)	Turnover

Core Equity Fund
For the Period Ended September 30, (Unaudited)
2006	$10.45	$0.06	$0.54	$(0.06)	$—	$10.99	5.77%		$103,831	1.23%	1.14%	1.28%	16%

For the Year Ended March 31,
2006	10.26	0.09	1.04	(0.10)	(0.84)	10.45	11.43		101,387	1.20	0.88	1.20	18
2005	9.67	0.09	0.96	(0.09)	(0.37)	10.26	11.00		105,864	1.23	0.90	1.23	11
2004	7.51	0.09	2.16	(0.09)	—	9.67	30.11		114,746	1.11	1.05	1.19	10
2003	9.89	0.09	(2.32)	(0.09)	(0.06)	7.51	(22.64)		95,000	1.12	1.08	1.25	13
2002	9.51	0.12	0.50	(0.11)	(0.13)	9.89	6.64		132,295	1.03	1.09	1.20	16

Growth Opportunities Fund
For the Period Ended September 30, (Unaudited)
2006	$16.12	$(0.03)	$(0.42)	$—	$—	$15.67	(2.79%)		$69,377	1.21%	(0.36%)	1.34%	34%

For the Year Ended March 31,
2006	15.00	(0.09)	2.95	—	(1.74)	16.12	20.03		70,211	1.24	(0.56)	1.24	28
2005	13.64	(0.06)	1.42	—	—	15.00	9.97		78,371	0.99	(0.42)	1.25	47
2004	9.53	(0.05)	4.16	— +	—	13.64	43.14		73,899	1.01	(0.44)	1.10	55
2003	12.10	(0.04)	(2.53)	—	—	9.53	(21.24)		45,622	1.08	(0.43)	1.26	62
2002	11.22	0.06	0.90	(0.08)	—	12.10	8.58		53,558	0.99	0.47	1.26	83

Small Company Fund
For the Period Ended September 30, (Unaudited)
2006	$20.08	$0.06	$(0.18)	$(0.05)	$—	$19.91	(0.61%)		$48,737	1.37%	0.52%	1.42%	19%

For the Year Ended March 31,
2006	17.54	0.05	3.27	(0.05)	(0.73)	20.08	19.29		48,465	1.36	0.28	1.36	15
2005	17.18	0.02	0.50	(0.02)	(0.14)	17.54	3.00		45,709	1.39	0.13	1.39	6
2004	12.38	0.07	4.80	(0.07)	—	17.18	39.47		41,641	1.12	0.47	1.38	15
2003	14.79	0.07	(2.41)	(0.07)	—	12.38	(15.81)		26,478	1.20	0.60	1.63	11
2002	12.26	0.10	2.68	(0.10)	(0.15)	14.79	22.95		22,532	1.21	0.73	1.64	27

International Equity Fund
For the Period Ended September 30, (Unaudited)
2006	$13.48	$0.09	$0.42	$—	$—	$13.99	3.78%		$63,516	1.47%	1.52%	1.62%	23%

For the Year Ended March 31,
2006	11.20	0.09	3.36	(0.09)	(1.08)	13.48	32.12		51,495	1.51	0.85	1.61	51
2005	11.23	0.05	0.83	(0.03)	(0.88)	11.20	7.96		32,307	1.59	0.59	1.69	145
2004	7.44	0.06	3.77	(0.04)	—	11.23	51.48		23,486	1.51	0.58	1.66	103
2003 (c)	10.00	0.03 (d)	(2.59)	—	—	7.44	(25.60	) (e)	11,496	1.61 (e)	0.52 (e)	2.21	37

*	Ratios excluding waivers and expenses paid indirectly. Voluntary waivers may be stopped at any time.

+	Value is less than $.005.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Commenced operations on May 30, 2002.

(d)	Per share data calculated using average share method.

(e)	Net voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been (26.05)%, 2.01% and .12% respectively.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements
September 30, 2006 (unaudited)
1. Organization
First Focus Funds, Inc. (the “Company”) was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of 8 series, the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as the “Fund” and collectively as the “Funds”). Each series represents a distinct portfolio with its own investment objectives and policies. Effective March 30, 2006 the Colorado Tax-Free Fund ceased operations.
The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.
Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”) or Tributary Capital Management (“Tributary”), collectively, the “Advisers”, both divisions of First National Bank of Omaha (“First National”), is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. Beginning January 23, 2006, a Fair Value Pricing service is used to determine the fair value of foreign securities when significant events occur.
Securities Transactions and Investment Income
Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities, and on foreign currency transactions, are determined by comparing the identified cost of the security lot sold with the net sale proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Foreign Currency Translation
The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange

(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such

Notes to Financial Statements (continued)
September 30, 2006 (unaudited)
securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Federal Income Taxes
It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Sub Chapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including and net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the fair value of the securities loaned for the respective Fund. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Fund retains 70% of the income generated from the lending of its securities, SSB retains 30% of the respective securities lending income. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
The value of loaned securities and related collateral outstanding at September 30, 2006 was as follows:

				Income
				Received by
	Value of	Value of	Value of	FNB from
	Securities	Cash	Non-Cash	Securities
Fund	Loaned	Collateral	Collateral	Lending

Short-Intermediate Bond Fund	$14,257,077	$14,549,225	$—	$766
Income Fund	11,574,398	11,812,719	117,588	594
Balanced Fund	8,384,439	8,445,279	—	433
Core Equity Fund	2,854,612	2,928,175	—	74
Growth Opportunities Fund	17,825,278	18,225,753	—	684
Small Company Fund	12,982,075	13,312,758	—	1,050

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Securities Lending Quality Trust at September 30, 2006 was as follows:

Fund	Fair Value

Short-Intermediate Bond Fund	$14,549,225
Income Fund	11,812,719
Balanced Fund	8,445,279
Core Equity Fund	2,928,175
Growth Opportunities Fund	18,225,753
Small Company Fund	13,372,758

Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or some other reasonable method.
Distributions to Shareholders
The Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds declare dividends of net investment income daily and pay them monthly. The Core Equity and Small Company Funds declare and pay monthly, the Balanced Fund declares and pays quarterly and the Growth Opportunities and International Equity Funds declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2006 (unaudited)
3. Related Party Transactions
The Funds have agreements with the respective Advisors to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Core Equity Fund, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; and to Tributary 0.75% for the Balanced and Growth Opportunities Funds. Effective April 21, 2005 the Balanced Fund changed investment advisors, from FNB to Tributary.
KBC Asset Management International Ltd. (“KBCAM”), a subsidiary of KBCAM Limited, serves as the investment sub-advisor to the International Equity Fund. Under the terms of this agreement, FNB pays to KBCAM a monthly fee of 0.50% of the average daily net assets of the International Equity Fund.
First National serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which The Northern Trust Company acts as custodian. First National, as custodian, receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund’s average daily net assets. In addition, First National received $28,800 related to securities lending activities performed on behalf of the Funds. The securities lending income, on the Statements of Operations, is listed net of these amounts. The Northern Trust Company receives as compensation from the International Equity Fund a fee, computed daily and paid monthly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $15,000 annually.
First National also serves as the Funds’ Transfer Agent. They receive a transaction-based fee in addition to some out of pocket compensation from each of the Funds for their services. DST Systems, Inc., is the sub-transfer agent, whose functions include disbursing dividends and other distributions.
BISYS Fund Services Ohio, Inc. (“BISYS”) acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Company’s average daily net assets for the first $600,000,000, 0.13% for $600,000,000 to $800,000,000, and 0.11% over $800,000,000 subject to an aggregate minimum fee of $240,000 for all Funds.
Under a Compliance Services Agreement between the Funds and BISYS (the “Agreement”), BISYS makes an employee available to serve as the Funds’ Treasurer, AML Compliance Officer, and Chief Compliance Officer (the “CCO”). Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS $39,225 for the period ended September 30, 2006, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.
The Advisers, sub-advisor and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These voluntary waivers may be terminated at any time. The Advisers, sub-advisor and the Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reductions. These waivers are not subject to recoupment in subsequent fiscal periods.
BISYS Fund Services Limited Partnership (the “Distributor”) acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.
The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the Advisers, their correspondent and affiliated banks and the Administrator (each a “Service Organization”). Such Service Organizations agree to provide certain administerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of that Fund. Effective November 1, 1996, the Company entered into an agreement under the Administrative Services Plan with FNB at an annual rate of 0.10% of the average daily net assets serviced for each of the Funds. This amount is shown on the Statements of Operations as Shareholder service fees. On February 14, 2006 the board approved a resolution to increase the shareholder servicing fee by 0.15% of each fund’s average daily net assets. In addition, the adviser has voluntarily increased the adviser expense waiver by 0.15% of each fund’s average daily net assets.
4. Investment Transactions
The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the period ended September 30, 2006 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$18,821,476	$16,293,571
Income Fund	28,226,745	25,514,788
Nebraska Tax-Free Fund	1,618,220	6,689,375
Balanced Fund	9,382,002	12,147,828
Core Equity Fund	15,861,140	21,690,862
Growth Opportunities Fund	23,864,410	23,548,398
Small Company Fund	9,722,726	9,078,224
International Equity Fund	23,666,978	13,112,968

Notes to Financial Statements (continued)
September 30, 2006 (unaudited)
The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2006 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$6,558,367	$15,284,227

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock in each series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company’s shares without shareholder approval.
6. Federal Income Tax Information
At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Short-Intermediate Bond Fund	$69,613,232	$238,938	$(1,500,894)	$(1,261,956)
Income Fund	71,384,475	157,790	(353,125)	(195,335)
Nebraska Tax-Free Fund	44,027,380	1,224,805	(171,046)	1,053,759
Balanced Fund	33,626,500	6,838,403	(96,742)	6,741,661
Core Equity Fund	77,488,257	29,936,261	(821,294)	29,114,967
Growth Opportunities Fund	65,328,674	22,410,743	(253,100)	22,157,643
Small Company Fund	50,356,029	13,880,376	(1,841,213)	12,039,163
International Equity Fund	51,516,221	12,585,234	(1,009,963)	11,575,271

The tax character year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of current tax year, March 31, 2007.
As of March 31, 2006, the components of Accumulated Earning (Deficit) on a tax basis were as follows:

								Total
	Undistributed	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Tax-Exempt	Ordinary	Long-Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)

Short-Intermediate Bond Fund	$—	$181,802	$—	$181,802	$(173,129)	$(2,122,442)	$(2,143,361)	$(4,257,130)
Income Fund	—	126,770	—	126,770	(103,358)	(2,178,526)	(839,061)	(2,994,175)
Nebraska Tax-Free Fund	148,637	914	230,240	379,791	(148,636)	—	789,908	1,021,063
Balanced Fund	—	5,250	—	5,250	—	(308,031)	7,825,867	7,523,086
Core Equity Fund	—	24,202	4,656,983	4,681,185	—	—	32,459,958	37,141,143
Growth Opportunities Fund	—	833,857	3,975,423	4,809,280	—	—	26,662,804	31,472,084
Small Company Fund	—	278,527	1,712,881	1,991,408	—	—	14,868,166	16,859,574
International Equity Fund	—	1,478,766	728,608	2,207,374	—	(10,552)	10,678,137	12,874,959

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2006 (unaudited)
The tax character of dividends and distributions paid during the years ended March 31, 2006 and 2005 were as follows:

	Distributions Paid From
	Ordinary Income		Net Long Term Capital Gains		Tax-Exempt Distributions		Total Distributions Paid*
	2006	2005	2006	2005	2006	2005	2006	2005

Short-Intermediate Bond Fund	$2,869,908	$2,832,320	$—	$—	$—	$—	$2,869,908	$2,832,320
Income Fund	2,651,736	3,347,360	—	—	—	—	2,651,736	3,347,360
Nebraska Tax-Free Fund	11,662	13,719	555,524	691,322	2,131,894	2,624,204	2,699,080	3,329,245
Balanced Fund	105,322	155,115	—	—	—	—	105,322	155,115
Core Equity Fund	1,290,040	942,390	7,731,757	3,862,128	—	—	9,021,797	4,804,518
Growth Opportunities Fund	—	—	7,915,754	—	—	—	7,915,754	—
Small Company Fund	343,893	52,428	1,562,679	358,535	—	—	1,906,572	410,963
International Equity Fund	2,606,629	711,738	1,175,961	1,685,785	—	—	3,782,590	2,397,523

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Funds next taxable year. After October 31, 2005, the following Funds incurred and elected to defer net capital losses, for federal income tax purposes, were as follows:

Post-October Loss

Short-Intermediate Bond Fund	$604,508
Income Fund	674,681
International Equity Fund	10,552

As of March 31, 2006, for Federal income tax purposes, the following Funds have capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the treasury regulations:

	2010	2011	2012	2013	2014	Total

Short-Intermediate Bond Fund	$—	$449,594	$—	$324,830	$743,510	$1,517,934
Income Fund	$316,978	$—	$140,465	$232,436	$813,966	$1,503,845
Balanced Fund	$—	$308,031	$—	$—	$—	$308,031

7. Concentration of Credit Risk
The Nebraska Tax-Free Fund concentrates its investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

Additional Fund Information
September 30, 2006 (unaudited)
Table of Shareholder Expenses
As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the First Focus Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

Short-Intermediate Bond Fund	$1,000.00	$1,027.80	$4.42	0.87%
Income Fund	1,000.00	1,033.10	5.30	1.04%
Nebrask Tax-Free Fund	1,000.00	1,023.90	5.23	1.03%
Balanced Fund	1,000.00	982.30	6.51	1.31%
Core Equity Fund	1,000.00	1,057.70	6.34	1.23%
Growth Opportunities Fund	1,000.00	972.10	5.98	1.21%
Small Company Fund	1,000.00	993.90	6.85	1.37%
International Equity Fund	1,000.00	1,037.80	7.51	1.47%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

Short-Intermediate Bond Fund	$1,000.00	$1,020.71	$4.41	0.87%
Income Fund	1,000.00	1,019.85	5.27	1.04%
Nebrask Tax-Free Fund	1,000.00	1,019.90	5.22	1.03%
Balanced Fund	1,000.00	1,018.50	6.63	1.31%
Core Equity Fund	1,000.00	1,018.90	6.23	1.23%
Growth Opportunities Fund	1,000.00	1,019.00	6.12	1.21%
Small Company Fund	1,000.00	1,018.20	6.93	1.37%
International Equity Fund	1,000.00	1,017.70	7.44	1.47%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

SEMI-ANNUAL REPORT
First Focus FundsSM
Directors and Officers
September 30, 2006 (unaudited)

	Position(s) Held	Length of Time
Name, Address, and Age	with the Company	Served	Principal Occupation(s) During Past 5 Years

INTERESTED DIRECTORS*

Julie Den Herder	Director	Since 2004	Executive Vice President, Chief Financial Officer of First
1620 Dodge Street			National Bank Colorado since August 2005; Vice President
Omaha, NE 68102			and Director of Shared Financial Services, First National Bank
Age: 45			of Omaha from November 2001 - August 2005; Director of
Shared Services, Interpublic Group, July 1999 to November
2001. No other directorships.

INDEPENDENT DIRECTORS

Robert A. Reed	Director	Since 1994	President and Chief Executive Officer, Physicians Mutual
2600 Dodge Street			Insurance Company and Physicians Life Insurance Company
Omaha, NE 68131			(1974-present). No other directorships
Age: 66

Gary D. Parker	Director	Since 2004	Retired; President, Chief Executive Officer and Chairman,
1620 Dodge St.			Lindsay Manufacturing Co., a publicly owned manufacturer
Omaha, NE 68102			of farm irrigation systems, for more than five years. No other
Age: 61			directorships of public companies.

OTHER EXECUTIVE OFFICERS

Trent M. Statczar	Treasurer	Since October,	Vice President of Financial Services, BISYS Fund Services
3435 Stelzer Road		2003	(1993 – present)
Columbus, OH 43219 Age: 35

Timothy J. Bresnahan	Secretary	Since February	Assistant Counsel, BISYS Fund Services (February 2005
3435 Stelzer Road		2005	– present); Associate, Greenberg Taurig, P.A. (March 2004 –
Columbus, OH 43219			February 2005); Legal Product Specialist, Deutsche Bank
Age: 37			Asset Management (November 2003 – February 2004); Associate,
Goodwin Proctor LLP (September 2001 – February 2003);
Law Student (August 1999 – May 2001)

Alaina V. Metz	Assistant	Since October,	Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road	Secretary	2003	(1995 – present)
Columbus, OH 43219 Age: 39 Secretary

*	As defined in the 1940 Act. Ms. Den Herder is an interested Director because she is an officer of First National Bank of Omaha, the parent of FNB Fund Advisors, an investment advisor of the Fund.

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Investment Adviser
FNB Fund Advisers
First National Bank
1620 Dodge Street, Stop 1075
Omaha, Nebraska 68197
Tributary Capital Management
First National Bank
P.O. Box 555
Fort Collins, Colorado 80522
Investment Sub-Adviser
(International Equity Fund only)
KBC Asset Management International Ltd.
Joshua Dawson House
Dawson Street
Dublin 2, Ireland
Custodian
First National Bank
1620 Dodge Street, Stop 1075
Omaha, Nebraska 68197
The Northern Trust Company
(International Equity Fund only)
50 South LaSalle Street
Chicago, Illinois 60675
Administrator & Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219
Legal Counsel
Cline, Williams, Wright, Johnson & Oldfather, LLP
1900 US Bank Building
233 South 13th Street
Lincoln, NE 68508-2095
Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, OH 43215
This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.
For more information call 1-800-662-4203, www.firstfocusfunds.com or write to: First Focus Funds Service Center P.O. Box 219022 Kansas City, Missouri 64121-9022

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)
Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) First Focus Funds, Inc.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
Date December 4, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julie Den Herder
Julie Den Herder, President
Date December 4, 2006

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
Date December 4, 2006